Principal Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Principal Accounting Policies
Basis of Preparation

(a)    Basis of Preparation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Principal accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

Basis of Consolidation

(b)    Basis of Consolidation

The Group’s consolidated financial statements include the financial statements of the Company, its subsidiaries and the VIE for which the Company is the primary beneficiary. All transactions and balances among the Company, its subsidiaries, and the VIE have been eliminated upon consolidation.

A subsidiary is an entity in which the Company, directly or indirectly: (1) controls more than one half of the voting power; (2) has the power to appoint or remove the majority of the members of the board of directors; (3) casts a majority of votes at the meeting of the board of directors; or (4) governs the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

The Company applies the guidance codified in Accounting Standard Codification 810, Consolidations (“ASC 810”) on accounting for the VIE, which requires certain variable interest entities to be consolidated by the primary beneficiary of the entity in which it has a controlling financial interest. A VIE is an entity with one or more of the following characteristics: (a) the total equity investment at risk is not sufficient to permit the entity to finance its activities without additional financial support; (b) as a group, the holders of the equity investment at risk lack the ability to make certain decisions, the obligation to absorb expected losses or the right to receive expected residual returns, or (c) an equity investor has voting rights that are disproportionate to its economic interest and substantially all of the entity’s activities are on behalf of the investor.

Use of Estimates

(c)    Use of Estimates

The preparation of the Group’s consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, long-lived assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reporting periods in the consolidated financial statements and accompanying notes. Accounting estimates reflected in the Group’s consolidated financial statements include, but are not limited to reserve for excess and obsolete inventories, valuation allowance for deferred tax assets, stand-alone selling prices (SSP) for each distinct performance obligation, the valuation of ordinary shares and share-based compensation. Estimates are based on historical experiences and on various assumptions that the Group believes are reasonable under current circumstances. As of December 31, 2020 and 2021, the Group considered the economic implications of the COVID-19 on its significant judgments and estimates. Given that changes in circumstances, facts and experience may cause the Group to revise its estimates, actual results could differ materially from those estimates.

Functional Currency and Foreign Currency Translation

(d)    Functional Currency and Foreign Currency Translation

The Group uses United States dollar as its reporting currency. The functional currency of the Company and its subsidiaries incorporated in Cayman Islands and Hong Kong is United States dollar, while the functional currency of the Group’s other subsidiaries and VIE is their respective local currency as determined based on the criteria of ASC 830, Foreign Currency Matters.

Transactions denominated in other than the functional currencies are re-measured into the functional currency of the entity at the exchange rates prevailing on the transaction dates. Financial assets and liabilities denominated in other than the functional currency are re-measured at the balance sheet date exchange rate. The resulting exchange differences are included in the consolidated statements of comprehensive loss as foreign exchange related gains or loss.

The financial statements of the Group’s entities using functional currency other than US$ are translated from the functional currency to the reporting currency, US$. Assets and liabilities of the Group’s subsidiaries incorporated in PRC are translated into US$ at fiscal year-end exchange rates, while income and expense items are translated at average exchange rates prevailing during each period presented, representing the index rates stipulated by the People’s Bank of China. Translation adjustments arising from these are reported as foreign currency translation adjustments and are shown as a separate component of shareholders’ equity on the consolidated financial statements.

Fair Value Measurements

(e)    Fair Value Measurements

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs that may be used to measure fair value include:

●	Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities.
●	Level 2: Observable, market-based inputs, other than quoted prices, in active markets for identical assets or liabilities.
●	Level 3: Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Financial assets and liabilities of the Group mainly consist of cash and cash equivalents, restricted cash, short-term investments, account receivables, notes receivable, certain other current assets, long-term investments, trade payables and certain accruals and other liabilities. As of December 31, 2020, except for short-term investments and equity securities with readily determinable fair value included in long-term investments, the carrying values of these financial instruments approximated their fair values due to their short-term maturity. As of December 31, 2021, except for short-term investments, debt securities and equity securities with readily determinable fair value included in long-term investments, the carrying values of these financial instruments approximated their fair values due to their short-term maturity. The Group reports equity securities with readily determinable fair value included in short-term investments at fair value and discloses the fair value of these investments based on level 1 measurement. The Group reports time deposits and wealth management products included in short-term investments and the derivative instruments included in prepayment and other current asset at fair value, and discloses their fair value based on level 2 measurement. The Group reports equity securities with readily determinable fair value included in long-term investments at fair value and discloses the fair value of these investments based on level 2 measurement. The Group reports investment in available-for-sale debt securities included in long-term investments at fair value and discloses the fair value of these investments based on level 3 measurement.

The following table sets forth the Group’s assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy:

		Fair value measurement at reporting date using
	Fair value	Quoted Prices in Active		Significant
	as of	Markets for Identical	Significant Other	Unobservable
	December 31,	Assets	Observable Inputs	Inputs
Description	2020	(Level 1)	(Level 2)	(Level 3)
Assets:
Short-term investments	20,976	—	20,976	—
Long-term investments	564	—	564	—
	21,540	—	21,540	—

		Fair value measurement at reporting date using
	Fair value	Quoted Prices in Active		Significant
	as of	Markets for Identical	Significant Other	Unobservable
	December 31,	Assets	Observable Inputs	Inputs
Description	2021	(Level 1)	(Level 2)	(Level 3)
Assets:
Short-term investments	102,134	4,624	97,510	—
Derivative instruments	74	—	74	—
Long-term investments	26,078	—	495	25,583
	128,286	4,624	98,079	25,583

The roll forward of major Level 3 investments are as follows:

US$

Fair value of Level 3 investments as of December 31, 2020	—
New addition	25,226
The change in fair value of the investments	357
Fair value of Level 3 investments as of December 31, 2021	25,583

Management determined the fair value of these Level 3 investments based on market approach using various unobservable inputs. The determination of the fair value required significant judgement by management with respect to the assumptions and estimates for the lack of marketability discounts, expected volatility and probability in equity allocation. The significant unobservable inputs adopted in the valuation as of December 31, 2021 are as follows:

Unobservable Inputs

Expected volatility	37%-69%
Probability	Liquidation scenario:40%
Redemption scenario:40%
IPO scenario:20%

Cash and Cash Equivalents

(f)    Cash and Cash Equivalents

Cash and cash equivalents include cash in bank and time deposits placed with banks or other financial institutions which have original maturities of three months or less at the time of purchase and are readily convertible to known amounts of cash.

Restricted Cash

(g)    Restricted Cash

Restricted cash represents cash that cannot be withdrawn without the permission of third parties. The Group’s restricted cash is substantially cash balance on deposit required by its business partners and commercial banks. The restricted cash balance for the year ended December 31, 2020 was related to cash preservation for an ongoing dispute between the Company and one of its customers in associated with smart devices sold to this customer. It was released from the restriction in February 2021 due to the alignment reached under the dispute between the Company and the customer. The restricted cash balance for the year ended December 31, 2021 was related to deposits for foreign currency forward contracts, and were subsequently released from the restriction in January 2022.

Short-term Investments

(h)    Short-term Investments

Short-term investments are comprised of i) time deposits placed with banks with original maturities longer than three months but less than one year, ii) structured deposits and wealth management products issued by banks which contains fixed or variable interest with original maturities within one year, and iii) equity securities with readily determinable fair value which the Group has intention to sell within one year. The time deposits and wealth management products are generally not permitted to be redeemed early or are subject to penalties for redemption prior to maturities. These investments are stated at fair value. Changes in the fair value are reflected in financial income, net in the consolidated statements of comprehensive loss.

Accounts Receivable, net

(i)    Accounts Receivable, net

Accounts receivables are presented net of allowance for doubtful accounts. The Group maintains an allowance for doubtful accounts which reflects its best estimate of amounts that potentially will not be collected. The Group determines the allowance for doubtful accounts by taking into consideration various factors including but not limited to historical collection experience and creditworthiness of the customers. Accounts receivable balances are written off after all collection efforts have been exhausted.

Notes receivable are primarily bank acceptance notes. The Group accepts bank acceptance notes from customers for products sold or services performed in the ordinary course of business. Bank acceptance notes are negotiable instruments with cash settlement from commercial banks within 6 months. Upon receipt of the bank acceptance notes, the Group’s accounts receivable from the customer is derecognized. The bank acceptance notes can also be endorsed to suppliers as settlement of accounts payable. Bank acceptance notes of US$12.4 million, US$1.4 million, and nil were endorsed to suppliers for the years ended December 31, 2019, 2020 and 2021, respectively. As of December 31, 2020 and 2021, the endorsed bank acceptance notes but yet due were nil and nil, respectively. The Group sells bank acceptance notes to financial institutions without recourse in the normal course of business through factoring arrangements. These bank acceptance notes transferred without recourse were nil and US$13,814 for the years ended December 31, 2020 and 2021 respectively, and were derecognized.

Inventories, net

(j)    Inventories, net

Inventories are comprised of finished goods, work in process, raw materials and low value consumables and spare parts. Inventories are stated at the lower of cost and net realizable value. Cost of inventory is determined using the weighted average cost method. Adjustments are recorded to write down the cost of inventory to the estimated net realizable value due to slow-moving and obsolete inventories, which is dependent upon factors such as historical and forecasted consumer demand, and promotional environment. The Group takes ownership, risks and rewards of the products purchased.

Operating Lease

(k)    Operating Lease

The Group adopted ASC 842, Leases, on January 1, 2019 on modified retrospective basis. The Group determines if an arrangement is a lease at inception. Operating leases are primarily for office and warehouse and are included in operating lease right-of-use assets, net, operating lease liabilities, current and operating lease liabilities, non-current on its consolidated balance sheets. Operating lease right-of-use assets represent the Group’s right to use an underlying asset for the lease term and operating lease liabilities represent obligation to make lease payment arising from the lease. The operating lease right-of-use assets and liabilities are recognized at lease commencement date based on the present value of lease payment over the lease term. As most of the Group’s leases do not provide an implicit rate, the Group uses its incremental borrowing rate based on the information available at lease commencement date in determining the present value of lease payments. The operating lease right-of-use assets also includes any lease payments made and excludes lease incentives. The Group’s lease term may include options to extend or terminate the lease. Renewal options are considered within the operating lease right-of-use assets and liabilities when it is reasonably certain that the Group will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

For operating lease with a term of one year or less, the Group has elected not to recognize a lease liability or lease right of use asset on its consolidated balance sheets. Instead, it recognizes the lease payment as expense on a straight-line basis over the lease term. Short-term lease costs are immaterial to its consolidated statements of comprehensive loss. The Group has operating lease agreements with insignificant non-lease components and have elected the practical expedient to combine and account for lease and non-lease components as single lease component.

Internal-Use Software Development Costs

(l)    Internal-Use Software Development Costs

The Group recognizes its internal-use software development costs related to its IoT cloud platform functions, including related website, software and mobile applications in accordance with ASC 350-50 ”Website development costs” and ASC 350-40 ”Internal-use software”. Costs related to preliminary project activities and post-implementation operating activities are expensed as incurred. Cost capitalized for developing IoT cloud platform functions were not material for the periods presented.

Property, Equipment and Software

(m)    Property, Equipment and Software

Property, equipment and software are stated at historical cost less accumulated depreciation, amortization and impairment loss, if any. Depreciation and amortization is computed using the straight-line method over the following estimated useful lives, taking into account any estimated residual value:

Leasehold improvements	the shorter of their useful lives and the lease terms
Computers and electronic equipment	3 years
Office equipment	3 years
Software	3 years

Repairs and maintenance costs are charged to expenses as incurred, whereas the costs of renewals and improvements that extend the useful lives of property, equipment and software are capitalized as additions to the related assets. The Group recognized the gain or loss on the disposal of property, equipment and software in the consolidated statements of comprehensive loss.

Construction in progress represents assets under construction. Construction in progress is transferred to property, equipment and software and depreciation or amortization commences when an asset is ready for its intended use.

Long-term Investments

(n)    Long-term Investments

Long-term investments represent the Group’s equity security investments and debt security investments in the periods presented. Equity securities without readily determinable fair values are measured and recorded using a measurement alternative that measures the securities at cost minus impairment, if any, plus or minus changes resulting from qualifying observable price changes. Equity securities with readily determinable fair values are measured and recorded at fair value on a recurring basis with changes in fair value, whether realized or unrealized, recorded in financial income, net in the consolidated statements of comprehensive loss. Debt security investments that have readily determinable fair value, are accounted for as available-for-sale security investments and are recognized based on trade date and carried at estimated fair value with the aggregate unrealized gains and losses related to these investments, net of taxes, reported through other comprehensive income in the consolidated statements of comprehensive loss.

Impairment of Long-lived Assets

(o)    Impairment of Long-lived Assets

For other long-lived assets including property, equipment and software and other non-current assets, the Group evaluates for impairment whenever events or changes (triggering events) indicate that the carrying amount of an asset may no longer be recoverable. The Group assesses the recoverability of the long-lived assets by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to receive from use of the assets and their eventual disposition. Such assets are considered to be impaired if the sum of the expected undiscounted cash flows is less than the carrying amount of the assets. The impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. No impairment charges were recognized for the years ended December 31, 2019, 2020 and 2021.

Mezzanine Equity

(p)    Mezzanine Equity

Mezzanine equity represents the Series A, Series A-1, Series B, Series C and Series D convertible preferred shares (collectively, the “Preferred Shares”) issued by the Company. Preferred Shares are contingently redeemable upon the occurrence of an event that is outside of the Company’s control. Therefore, the Group classifies the Preferred Shares as mezzanine equity. See Note 16—Convertible Preferred Shares.

Value Added Taxes

(q)    Value Added Taxes

The Group’s subsidiaries and VIE in the PRC are subject to value-added taxes (“VAT”) on its products and services, less any deductible VAT the Group has already paid or borne. They are also subject to surcharges on VAT payments in accordance with PRC law. VAT is not included in the revenue recognized for the Group.

The Company’s two subsidiaries, Hangzhou Tuya Information Technology Co., Ltd. and Zhejiang Tuya Smart Electronics Co., Ltd. obtained their software copy certificate in July and December 2020, respectively, and are eligible for the VAT refund-upon-collection policy, which entitles Hangzhou Tuya Information Technology Co., Ltd. and Zhejiang Tuya Smart Electronics Co., Ltd. to receive relevant refund for the part VAT in excess of 3% of its actual tax burden upon completion of relevant VAT refund filling process. The VAT refund received is recorded in other operating (expenses)/incomes, net in the consolidated statements of comprehensive loss. For the years ended December 31, 2019, 2020 and 2021, VAT refund received by the Company was nil, US$303 and US$8,919, respectively.

Revenue Recognition

(r)    Revenue Recognition

The Group accounts for revenue in accordance with Accounting Standards Codification (ASC) Topic 606, Revenue From Contracts With Customers (ASC 606) for all periods presented. According to ASC 606, revenue is recognized when control of the promised goods or services is transferred to the customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those goods or services. The Group determines revenue recognition through the following steps: (1) identify the contract(s) with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract, and (5) recognize revenue when (or as) the entity satisfies a performance obligation. The Group assesses its revenue arrangements against specific criteria in order to determine if it is acting as principal or agent. Revenue arrangements with multiple performance obligations are divided into separate distinct goods or services. The Group allocates the transaction price to each performance obligation based on the relative standalone selling price of the goods or services provided.

Revenue is recorded net of value-added tax.

The Group’s revenue was disaggregated by its major revenue streams in the years presented as follows:

	Year Ended December 31,
	2019	2020	2021
IoT PaaS	76,365	151,677	261,360
Smart device distribution	27,474	22,071	22,153
SaaS and others	1,950	6,126	18,563
Total revenue	105,789	179,874	302,076

I. Revenue from IoT PaaS

IoT PaaS combines cloud-based connectivity and basic IoT services, edge capabilities (embedded in modules), app development, and device optimization solutions. The Company determined there are two distinct performance obligations in the delivery of IoT PaaS products including: (1) IoT PaaS products with edge capabilities, app development and device optimization solutions, and; (2) cloud-based connectivity and basic IoT services provided to customers and end consumers. The Group allocates the transaction price to each performance obligation based on their relative standalone selling price. The standalone selling price for IoT PaaS products is estimated based on the competitor’s pricing for similar products in the market, adjusted for entity-specific factors. As the standalone selling price of the cloud-based connectivity and basic IoT services is not directly observable, it is estimated by the Group by using an expected cost plus a margin approach. Key areas of judgment include the selection of relevant cloud and other costs necessary to satisfy the performance obligation and estimated profit margins. For the delivery of IoT PaaS product, revenue is recognized when IoT PaaS products are accepted by customers, which is the point that control of the product is transferred to the customers. A receivable is recognized when the IoT PaaS products are delivered and accepted by customers as this is the point in time that the consideration is unconditional. For cloud-based connectivity and basic IoT services, revenue is deferred and subsequently recognized from the end consumer’s activation to the end of the estimated IoT PaaS product’s life cycle on a straight-line basis. Based on the Group’s historical information, activation occurs, on average, an estimated 6 months after the IoT PaaS products are delivered to customers. The length of life cycle of the IoT PaaS products is estimated based on the historical data in previous years and by referencing the life cycle of different smart devices (e.g. lighting, security and monitoring devices) which ranged from 1.5 to 2 years.

Return allowances for IoT PaaS products are estimated based on historical experiences and accounted for as reduction of net revenue.

The Group provides sales rebates to its customers from time to time, which is accounted for as reduction of net revenue.

The Group started a membership program (the “2019 Membership Program”) in the fourth quarter of 2019. In the 2019 Membership Program, customers pay a fixed fee in exchange for IoT PaaS discount, VIP technical support, valued added services (“VAS” i.e., customized app development), and free participation in promotional activities. The promise to provide for technical support related services, the promotion related services and VAS are considered immaterial promises in the contract and are not considered distinct performance obligations. The membership fee is refundable if the volume requirements are met when the membership period ends. The Group historically generally refunds the membership fees even if the volume requirements are not met. Therefore, the Group does not expect being able to keep any of the membership fees and such fees are recorded as a refund liability under the 2019 Membership Program.

The Group launched a new membership program (the “2020 Membership Program”) in the fourth quarter of 2020 and no longer offered 2019 Membership Program ever since. In the 2020 Membership Program, customers pay a non-refundable fixed fee in exchange for member-exclusive IoT PaaS discounts within the membership period of typically 12 months. The Group records the upfront fixed membership fee as a deferred revenue and recognizes revenue on a straight-line basis typically over the 12-month membership period in which customers entitle to the membership.

II. Revenue from smart device distribution

In certain circumstances, the Group offers select brands, primarily customers who prefer not to deal with multiple OEMs, an option to purchase directly from the Group finished smart devices where IoT PaaS is deployed. After the brands place purchase orders directly with the Group, the Group then sources the appropriate smart devices from OEMs based on the type of devices, hardware specifications and other metrics. The Group determines that there are two distinct performance obligations for its smart device distribution including the (1) smart devices embedded with IoT PaaS; and (2) cloud-based connectivity and basic IoT services. The transaction price allocation and revenue recognition are the same as the revenue from IoT PaaS.

The Group presents the revenue generated from its smart device distribution on a gross basis as the Group has control of the smart devices before they are transferred to the brand customers. In making this determination, the Group concludes it meets the principles of control and that it is the primary obligor to the brand customers, are subject to inventory risk and have latitude in establishing prices.

III. Revenue from SaaS and others

SaaS and other revenue mainly include industry SaaS, customized software development and configuration, and other VAS to both business customers and the end consumers.

Industry SaaS is a vertical-focused software solution that enables businesses to easily and securely deploy, connect, and manage large numbers of smart devices for which the Group generally charges an annual subscription fee. These services include software authorization and standard SaaS platform maintenances and technical support.

Customized software development and configuration mainly relate to contracts for the specific IT needs of the brands. The contracts generally include fixed milestone payments determined based on expected labor hours to complete the milestone.

VAS primarily includes complementary services that are provided to brands and OEMs such as app launch, AI-powered virtual voice assistants, and data analytics and others. Such arrangements with the customers are short term and the performance obligations are satisfied at one point of time. VAS also include cloud-based services for the end customers such as IoT data storage, push messaging, object detection and digital content.

There are different kinds of contracts included in the SaaS and others, and each contract may contain multiple elements. The Group identifies the distinct performance obligations and allocates transaction price to each distinct performance obligation based on relative estimated standalone selling price. Revenue is recognized when the performance obligations are satisfied, which is either over the period of time in which the Group performs these services or at one point of time.

Remaining performance obligations

The remaining performance obligations primarily relate to the Group’s provision of i) cloud-based connectivity and basic IoT services; ii) membership services; and iii) SaaS and others, and all three of them are included in deferred revenue.

The amounts allocated to the cloud-based connectivity and basic IoT services are deferred and recognized on a straight-line basis over the estimated IoT PaaS product’s life cycle. The Group apportions deferred revenue between current and non-current based upon cloud-based connectivity and basic IoT services to be provided over the life cycle of smart devices. Deferred revenue relating to the Group’s cloud services that have an expiration date of less than 12 months are classified as current, otherwise non-current.

Starting from the fourth quarter of 2020, there are i) upfront fixed membership fee received and recorded as part of the deferred revenue, it is recognized as revenue on a straight-line basis typically over the 12-month membership period in which customers are entitled to the membership; and ii) amounts related to providing industry SaaS (included in SaaS and others), in general, the Company charges annual subscription fee, which is deferred and recognized on a straight-line basis typically over the 12-month service period.

As of December 31, 2020 and 2021, the aggregate amount of transaction price allocated to the remaining performance obligations was US$4,175 and US$10,113 respectively, of which US$3,468 and US$9,254 were recorded in current deferred revenue while US$707 and US$859 were recorded in non-current deferred revenue respectively.

The Group’s contract liability, including both deferred revenue and the advance from customers, is US$31,253 and US$41,201 as of December 31, 2020 and 2021 respectively.

The Group applies the practical expedient to omit disclosure of information about the transaction price allocated to remaining performance obligations and when revenue will be recognized, for the related contract has a duration of one year or less. The remaining amounts recorded in non-current deferred revenue of US$707 and US$859 as of December 31, 2020 and 2021, respectively, would likely be recognized within 18 to 36 months.

The Group provides warranty for IoT PaaS and smart device distribution mainly for one year. The Group accrues a warranty reserve for all IoT PaaS and smart device distribution, which include the Group’s best estimate of the projected costs to repair or replace items under warranties. These estimates are based on actual claims incurred to date and an estimate of the nature, frequency and costs of future claims. These estimates are inherently uncertain given the Group’s relatively short history of sales, and changes to the historical or projected warranty experience may cause material changes to the warranty reserve when the Group accumulates more actual data and experience in the future. The warranty reserve expected to be incurred is included within accruals and other liabilities in the consolidated balance sheets.

Advance from Customers

(s)    Advance from Customers

Amounts recorded in the advance from customers account represent cash payments made upfront by the Group’s customers under each sales contract. These amounts are not yet reclassed to deferred revenue account is because the Group has not started to fulfil any of its performance obligations identified under the contract at the time. The amounts in the advance from customers are reclassified to either revenue or deferred revenue when the Group commences fulfillment of its performance obligation, depending on whether respective revenue is to be recognized at one point of time or over the period of time. If the Group fulfils its performance obligation at one point of time, the related amount in the advance from customers will be reclassified and recognized as revenue; whereas for the performance obligation that the Group starts to provide over the period of time, the amount in the advance from customers will be reclassified to deferred revenue.

Cost of Revenues

(t)    Cost of Revenues

Cost of revenue consists primarily of purchase price of materials, manufacturing charges from outsourced factories, estimated warranty costs, inventories write-downs, payroll cost of production support personnel and third-party cloud infrastructure expenses that are directly attributable to the sales of products or services rendered. Inbound shipping charges to receive raw materials from suppliers are included in the inventories and recognized as cost of revenues upon sale of products and render of services.

Research and Development Expenses

(u)    Research and Development Expenses

Research and development expenses consist primarily of payroll cost including share-based compensation expenses for research and development personnel, third-party cloud infrastructure expenses incurred for research and development purposes, rental expenses and depreciation and other expenses in associated with research and development functions. The Group accounts for internal use software development costs in accordance with guidance on intangible assets and internal use software. See Note 2(l)— Internal-Use Software Development Costs.

Sales and Marketing Expenses

(v)    Sales and Marketing Expenses

Sales and marketing expenses consist primarily of payroll cost including share-based compensation expenses for sales and marketing personnel, promotion and marketing expenses, rental expenses and depreciation and other expenses in associated with sales and marketing functions. Advertising expenses consist primarily of costs for the promotion of the Group’s corporate image and product marketing. The Group expenses all advertising costs as incurred and classifies these costs under sales and marketing expenses. For the years ended December 31, 2019, 2020 and 2021, advertising and marketing costs totaled US$10,374, US$6,300 and US$13,637, respectively.

General and Administrative Expenses

(w)    General and Administrative Expenses

General and administrative expenses consist primarily of payroll cost including share-based compensation expenses for corporate personnel, general office expenses, rental expenses and depreciation and other expenses in associated with general and administrative functions.

Government Grants

(x)    Government Grants

Government grants are recognized as other operating (expenses)/incomes, net, or as a reduction of specific costs and expenses for which the grants are intended to compensate. Such amounts are recognized in the consolidated statements of comprehensive loss upon receipts as all conditions attached to the grants are fulfilled. Government grants included as other operating (expenses)/incomes, net in the consolidated statements of comprehensive loss amounted to US$102, US$1,299 and US$10,423 for the years ended December 31, 2019, 2020 and 2021, respectively.

Employee Social Security and Welfare Benefits

(y)    Employee Social Security and Welfare Benefits

Employees of the Group in the PRC are entitled to staff welfare benefits including pension, work-related injury benefits, maternity insurance, medical insurance, unemployment benefit and housing fund plans through a PRC government-mandated multi-employer defined contribution plan. The Group is required to contribute to the plan based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government.

The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Group’s obligations are limited to the amounts contributed and no legal obligation beyond the contributions made. Employee social security and welfare benefits included as expenses in the consolidated statements of comprehensive loss amounted to US$13,091, US$14,715 and US$42,944 for the years ended December 31, 2019, 2020 and 2021, respectively.

Income Taxes

(z)    Income Taxes

Current income taxes are recorded in accordance with the regulations of the relevant tax jurisdiction. The Group accounts for income taxes under the asset and liability method in accordance with ASC 740, Income Tax. Under this method, deferred tax assets and liabilities are recognized for the tax consequences attributable to differences between carrying amounts of existing assets and liabilities in the financial statements and their respective tax basis, and operating loss carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of comprehensive loss in the period of change. Valuation allowances are established when necessary to reduce the amount of deferred tax assets if it is considered more likely than not that amount of the deferred tax assets will not be realized.

The Group considers positive and negative evidence when determining whether a portion or all of its deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of statutory carry-forward periods, its experience with tax attributes expiring unused, and its tax planning strategies. The ultimate realization of deferred tax assets is dependent upon its ability to generate sufficient future taxable income within the carry-forward periods provided for in the tax law and during the periods in which the temporary differences become deductible. When assessing the realization of deferred tax assets, the Group has considered possible sources of taxable income including (i) future reversals of existing taxable temporary differences, (ii) future taxable income exclusive of reversing temporary differences and carry-forwards, (iii) future taxable income arising from implementing tax planning strategies, and (iv) specific known trend of profits expected to be reflected within the industry.

The Group’s tax positions are subject to income tax audits by multiple tax jurisdictions throughout the world. The Group recognizes a tax benefit associated with an uncertain tax position when, in its judgment, it is more likely than not that the position will be sustained upon examination by a taxing authority. For a tax position that meets the-more-likely-than-not recognition threshold, the Group initially and subsequently measures the tax benefit as the largest amount that the Group judges to have a greater than 50% likelihood of being realized upon ultimate settlement with a taxing authority. The Group’s liability associated with unrecognized tax benefits is adjusted periodically due to changing circumstances, such as the progress of tax audits, case law developments and new or emerging legislation. Such adjustments are recognized entirely in the period in which they are identified. The Group’s effective tax rate includes the net impact of changes in the liability for unrecognized tax benefits and subsequent adjustments as considered appropriate by management. The Group classifies interest and penalties recognized on the liability for unrecognized tax benefits as income tax expense. For the years ended December 31, 2019, 2020 and 2021, there were no uncertain tax position liabilities.

Share-based Compensation

(aa)  Share-based Compensation

The Company grants restricted shares to the Registered Shareholders (also as key member of management), share options and Restricted Share Units (“RSUs”) of the Company to eligible employees and non-employees. The Company accounts for these share-based awards in accordance with ASC 718 Compensation — Stock Compensation.

The Registered Shareholders and employees’ share-based awards are measured at the grant date fair value of the awards and recognized as expenses using a straight-line method over the requisite service period, which is the vesting period. For share-based awards granted with only service conditions to its PRC employees, the Group allows accelerated full vesting upon occurrence of a Change in Control (including defined in the Group’s Equity Incentive Plan), cumulative share-based compensation expenses for the share-based awards should be recorded upon the completion of the Change in Control.

For non-employees’ share-based awards, the Group adopted ASU 2018-07 “Improvements to Nonemployee Share-Based Payment Accounting” for the periods presented. In accordance with ASU 2018-07, it clarifies that equity-classified non-employee share-based awards are measured at the grant date. The definition of the term grant date is amended to generally state the date at which a grantor and a grantee reach a mutual understanding of the key terms and conditions of a share-based payment award. Non-employee share-based awards are measured at the grant date fair value of the awards and recognized as expenses using a straight-line method over the requisite service period, which is the vesting period.

All transactions in which goods or services are received in exchange for equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable.

The binomial option-pricing model is used to measure the value of share options. The determination of the fair value is affected by the fair value of the ordinary shares as well as assumptions regarding a number of complex and subjective variables, including the expected share price volatility, actual and projected employee and nonemployee share option exercise behavior, risk-free interest rates and expected dividend yield. Binomial option-pricing model incorporates the assumptions about grantees’ future exercise patterns. The fair value of these awards was determined by management with the assistance from an independent valuation firm using management’s estimates and assumptions.

The assumptions used in share-based compensation expense recognition represent management’s best estimates, but these estimates involve inherent uncertainties and application of management judgment. If factors change or different assumptions are used, the share-based compensation expenses could be materially different for any period. Moreover, the estimates of fair value of the awards are not intended to predict actual future events or the value that ultimately will be realized by grantees who receive share-based awards. In accordance with ASU 2016-09, the Group made an entity-wide accounting policy election to account for forfeitures when they occur.

Treasury stocks

(ab)  Treasury stocks

Treasury stocks are accounted for using the cost method. Under this method, the cost incurred to purchase the shares is recorded in the treasury stocks account on the consolidated balance sheets. When the Company reissues treasury stock at an amount greater or less than it paid to repurchase the shares, the realized gain or loss is recognized in the consolidated statements of changes in shareholders’ (deficit)/equity.

Loss per Share

(ac)  Loss per Share

Basic loss per share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period using the two-class method. Under the two-class method, the net loss is allocated between ordinary shares and other participating securities based on their participating rights. Net loss is not allocated to other participating securities if based on their contractual terms they are not obligated to share in the loss.

Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalents shares outstanding during the year. Dilutive equivalent shares are excluded from the computation of diluted loss per share if their effects would be anti-dilutive. Ordinary share equivalents consist of the ordinary shares issuable in connection with the Group’s ordinary shares issuable upon the conversion of the share-based awards, using the treasury stock method.

Comprehensive Loss

(ad) Comprehensive Loss

Comprehensive loss is defined as the changes in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments from shareholders and distributions to shareholders. Comprehensive loss for the periods presented includes net loss and foreign currency translation adjustments.

Segment Reporting

(ae)  Segment Reporting

Operating segments are defined as components of an enterprise engaging in businesses activities for which separate financial information is available that is regularly evaluated by the Group’s chief operating decision maker in deciding how to allocate resources and assess performance. The Group’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results including revenue, gross profit and operating profit at a consolidated level only. The Group does not distinguish between markets for the purpose of making decisions about resources allocation and performance assessment. As the Group’s long-lived assets are substantially located in the PRC and substantially all the Group’s revenue are derived from within the PRC, no geographical segments are presented. Hence, the Group has only one operating segment and one reportable segment.

Recently Issued Accounting Pronouncements

(af)  Recently Issued Accounting Pronouncements

The Group qualifies as an “emerging growth company”, or EGC, pursuant to the Jumpstart Our Business Startups Act of 2012, as amended, or the JOBS Act. As an EGC, the Group does not need to comply with any new or revised financial accounting standards until such date that a private company is otherwise required to comply with such new or revised accounting standards. The Group adopts the following standards based on extended transition period provided to private companies or early adopts as necessary as permitted by the respective standards.

New and Amended Standards Adopted by the Group

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which requires that a lessee should recognize the assets and liabilities that arise from operating leases. A lessee should recognize in the balance sheet a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term. For leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election by class of underlying asset not to recognize lease assets and lease liabilities. If a lessee makes this election, it should recognize lease expenses for such lease generally on a straight-line basis over the lease term. The new leases standard also provides lessees with a practical expedient, by class of underlying asset, to not separate non-lease components from the associated lease component. If a lessee makes that accounting policy election, it is required to account for the non-lease components together with the associated lease component as a single lease component and to provide certain disclosures. Lessors are not afforded a similar practical expedient. The amendments in this update are effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years for public entities. For all other entities, the amendments in this Update are effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Early application of the amendments in this Update is permitted for all entities. Entities are required to adopt the new leases standard using a modified retrospective transition method. Under that transition method, an entity initially applies the new leases standard (subject to specific transition requirements and optional practical expedients) at the beginning of the earliest period presented in the financial statements. The Company adopted this new guidance from the year ended December 31, 2019. In July 2018, the FASB issued ASU 2018-11, which provides another transition method in addition to the existing transition method by allowing entities to initially apply the new leases standard at the adoption date and recognize a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption consistent with preparers’ requests. This ASU also addresses stakeholders’ concerns about the requirement for lessors to separate components of a contract by providing lessors with a practical expedient, by class of underlying asset, to not separate non-lease components from the associated lease component, similar to the expedient provided for lessees. However, the lessor practical expedient is limited to circumstances in which the non-lease component or components otherwise would be accounted for under the new revenue guidance and both (1) the timing and pattern of transfer are the same for the non-lease component(s) and associated lease component and (2) the lease component, if accounted for separately, would be classified as an operating lease. The Group elected to early adopt ASC 842, Leases, on January 1, 2019 on modified retrospective basis and has elected not to recast comparative periods. Upon the adoption of the new lease standard, on January 1, 2019, the Group recognized operating lease assets of US$2,775 and total operating lease liabilities of US$2,762 (including current liabilities of US$1,230) on the consolidated balance sheets. There was no impact to accumulated deficit at adoption.

In June 2018, the FASB issued ASU 2018-07, Compensation—Stock Compensation (Topic 718)—Improvements to Nonemployee Share-Based Payment Accounting, to align the accounting for share-based payment awards issued to nonemployees with the guidance applicable to grants to employees and remove requirement to reassess classification of nonemployee awards under other literature upon vesting. ASU 2018-07 is effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020, with early adoption permitted but no earlier than the entity’s adoption of ASC 606. The Company adopted ASU 2018-07 on January 1, 2019. Based on ASU 2018-07, entities will generally apply the same guidance to both employee and nonemployee share-based awards, which nonemployee share-based payment equity awards are measured at the grant-date fair value of the equity instruments, similar to employee share-based payment equity awards. The impact of the adoption is not material.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement, which eliminates, adds and modifies certain disclosure requirements for fair value measurements. Under the guidance, public companies will be required to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements. The guidance is effective for all entities for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years, but entities are permitted to early adopt either the entire standard or only the provisions that eliminate or modify the requirements. The Company adopted ASU 2018-13 on January 1, 2019. The impact of the adoption is not material.

In December 2019, the FASB issued ASU 2019-12, Simplifying the Accounting for Income Taxes, as part of its initiative to reduce complexity in accounting standards. The amendments in the ASU are effective for fiscal years beginning after December 15, 2020, including interim periods therein. Early adoption of the standard is permitted, including adoption in interim or annual periods for which financial statements have not yet been issued. The Group adopted the ASU prospectively on January 1, 2021. The impact of the adoption is not material.

In August 2018, the FASB issued ASU 2018-15, Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement that is a Service Contract, which align the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal-use software license). Accordingly, ASU 2018-15 requires an entity (customer) in a hosting arrangement that is a service contract to follow the guidance in Subtopic 350-40 Internal-use software to determine which implementation costs to capitalize as an asset related to the service contract and which costs to expense. Costs for implementation activities in the application development stage are capitalized depending on the nature of the costs, while costs incurred during the preliminary project and postimplementation stages are expensed as the activities are performed. ASU 2018-15 also require the entity (customer) to expense the capitalized implementation costs of a hosting arrangement that is a service contract over the term of the hosting arrangement. The entity also is required to apply the existing impairment guidance in Subtopic 350-40 to the capitalized implementation costs as if the costs were long-lived assets. ASU 2018-15 also require the entity to present the expense related to the capitalized implementation costs in the same line item in the statement of income as the fees associated with the hosting element (service) of the arrangement and classify payments for capitalized implementation costs in the statement of cash flows in the same manner as payments made for fees associated with the hosting element. The entity is also required to present the capitalized implementation costs in the statement of financial position in the same line item that a prepayment for the fees of the associated hosting arrangement would be presented. ASU 2018-15 also require the entity (customer) to expense the capitalized implementation costs of a hosting arrangement that is a service contract over the term of the hosting arrangement, which includes reasonably certain renewals. The amendments in the ASU are effective for public business entities for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. For all other entities, the amendments in this ASU are effective for annual reporting periods beginning after December 15, 2020, and interim periods within annual periods beginning after December 15, 2021. Early adoption of the amendments in this Update is permitted, including adoption in any interim period, for all entities. The amendments in the ASU should be applied either retrospectively or prospectively to all implementation costs incurred after the date of adoption. The Group adopted the ASU prospectively on January 1, 2021. The impact of the adoption is not material.

New and Amended Standards not yet Adopted by the Group

In June 2016, the FASB issued ASU 2016-13, Financial Instruments—Credit Losses (Topic 326), to provide financial statement users with more useful information about expected credit losses. ASU 2016-13 also changes how entities measure credit losses on financial instruments and the timing of when such losses are recorded. ASU 2016-13 is effective for fiscal years and interim periods within those years beginning after December 15, 2022 for the Group, with early adoption permitted. The Group is currently evaluating the impact ASU 2016-13 will have on its consolidated financial statements and associated disclosures.

The FASB further issued ASU 2018-19, Codification Improvements to Topic 326, Financial Instruments—Credit Losses, ASU 2019-04, Codification Improvements to Topic 326, Financial Instruments—Credit Losses, ASU 2019-05, Financial Instruments-Credit Losses (Topic 326): Targeted Transition Relief, ASU 2019-10, Financial Instruments-Credit Losses (Topic 326): Effective Dates, and ASU 2019-11, Codification Improvements to Topic 326, Financial Instruments—Credit Losses. The amendments in these ASUs provide clarifications to ASU 2016-13.

In January 2020, the FASB issued ASU 2020-01, Investments—Equity securities (Topic 321), Investments—Equity method and joint ventures (Topic 323), and Derivatives and hedging (Topic 815)—Clarifying the interactions between Topic 321, Topic 323, and Topic 815. The amendments clarified that an entity should consider observable transactions that require it to either apply or discontinue the equity method of accounting for the purposes of applying the measurement alternative in accordance with Topic 321 immediately before applying or upon discontinuing the equity method. The amendments also clarified that for the purpose of applying paragraph 815-10-15-141(a) an entity should not consider whether, upon the settlement of the forward contract or exercise of the purchased option, individually or with existing investments, the underlying securities would be accounted for under the equity method in Topic 323 or the fair value option in accordance with the financial instruments guidance in Topic 825. An entity also would evaluate the remaining characteristics in paragraph 815-10-15-141 to determine the accounting for those forward contracts and purchased options. ASU 2020-01 is effective for fiscal years and interim periods beginning after December 15, 2021 for the Group. Early adoption is permitted. The Group is currently evaluating the impact of this new guidance on its consolidated financial statements and associated disclosures.

In November 2021, the FASB issued ASU 2021-10, Disclosures by Business Entities about Government Assistance (Topic 832). The amendment requires a business entity to provide certain disclosures when it has entered into a legally enforceable agreement with a government to receive value, and accounts for the transaction using a grant or contribution accounting model by analogy. ASU 2021-10 is effective for fiscal years beginning after December 15, 2021 for all business entities. The Group is currently evaluating the impact of this new guidance on its consolidated financial statements and associated disclosures.